UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-06071

DWS Institutional Funds

(Exact name of registrant as specified in charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 06/30

Date of reporting period: 3/31/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2007 (Unaudited)

DWS Commodity Securities Fund

	Shares	Value ($)

Common Stocks 47.9%
Argentina 0.3%
Tenaris SA (ADR) (Cost $533,351)	17,400	798,660
Australia 2.4%
BHP Billiton Ltd.	168,000	4,062,912
Rio Tinto Ltd.	35,785	2,281,837

(Cost $5,318,228)		6,344,749
Brazil 0.7%
Petroleo Brasileiro SA (ADR) (Cost $1,651,360)	19,190	1,909,597
Canada 4.6%
Agrium, Inc.	36,700	1,409,827
Domtar Corp.* (a)	67,500	628,425

Domtar Corp.* (a)	73,700	670,929
EnCana Corp.	46,000	2,326,895
IPSCO, Inc.	13,973	1,834,249
Kinross Gold Corp.*	103,300	1,426,247
Suncor Energy, Inc.	31,012	2,359,838
Teck Cominco Ltd. "B" (a)	19,900	1,385,040
Teck Cominco Ltd. "B" (a)	930	64,838

(Cost $10,519,281)		12,106,288
Finland 1.7%
Neste Oil Oyj	30,650	1,056,350
Stora Enso Oyj "R"	91,800	1,594,203
UPM-Kymmene Oyj	70,020	1,783,736

(Cost $4,067,020)		4,434,289
France 2.8%
Total SA	81,060	5,679,496
Vallourec SA	6,189	1,583,902

(Cost $6,755,318)		7,263,398
Germany 0.4%
Solarworld AG (Cost $844,622)	15,060	1,169,454
Italy 1.5%
Eni SpA	93,300	3,036,104
ERG SpA	27,510	752,624

(Cost $3,502,088)		3,788,728
Netherlands 0.8%
Royal Dutch Shell PLC "A" (a)	1,800	59,897
Royal Dutch Shell PLC "A" (a)	58,458	1,944,469

(Cost $1,940,056)		2,004,366
Norway 0.6%
Statoil ASA (ADR) (Cost $1,292,640)	54,150	1,466,382
Russia 0.7%
OAO Gazprom (ADR)	1,959	82,082
OAO Gazprom (ADR) (REG S)	39,043	1,635,902

(Cost $1,698,001)		1,717,984
South Africa 1.7%
Gold Fields Ltd. (ADR)	184,900	3,416,952
Sappi Ltd.	59,900	908,264

(Cost $4,195,924)		4,325,216
Switzerland 0.9%
Xstrata PLC (Cost $2,394,996)	48,116	2,473,173
United Kingdom 4.9%
Anglo American PLC	42,383	2,232,708
BHP Billiton PLC	128,110	2,856,306
BP PLC	221,293	2,403,802
Lonmin PLC	21,300	1,391,584
Rio Tinto PLC	66,931	3,822,228

(Cost $9,015,423)		12,706,628
United States 23.9%
Air Products & Chemicals, Inc.	39,720	2,937,691

Apache Corp.	18,250	1,290,275
Arch Coal, Inc.	29,950	919,166
Cameron International Corp.*	27,450	1,723,585
Commercial Metals Co.	44,121	1,383,193
Crown Holdings, Inc.*	53,580	1,310,567
E.I. du Pont de Nemours & Co.	62,780	3,103,215
ExxonMobil Corp.	123,010	9,281,104
Frontier Oil Corp.	21,800	711,552
Hess Corp.	29,840	1,655,225
Joy Global, Inc.	36,515	1,566,494
Marathon Oil Corp.	24,905	2,461,361
Martin Marietta Materials, Inc.	17,990	2,432,248
MeadWestvaco Corp.	46,420	1,431,593
Monsanto Co.	64,808	3,561,848
National-Oilwell Varco, Inc.*	20,580	1,600,918
Occidental Petroleum Corp.	55,250	2,724,377
Owens-Illinois, Inc.*	48,930	1,260,926
Packaging Corp. of America	23,800	580,720
Peabody Energy Corp.	41,616	1,674,628
PPG Industries, Inc.	30,750	2,162,032
Praxair, Inc.	22,610	1,423,526
Schlumberger Ltd.	49,240	3,402,484
Sunoco, Inc.	25,190	1,774,384
Temple-Inland, Inc.	15,140	904,464
Tesoro Corp.	12,100	1,215,203
Ultra Petroleum Corp.*	21,720	1,153,984
Valero Energy Corp.	41,818	2,696,843
Weyerhaeuser Co.	25,360	1,895,406
XTO Energy, Inc.	34,320	1,881,079

(Cost $48,498,685)		62,120,091

Total Common Stocks (Cost $102,226,993)		124,629,003
Exchange Traded Funds 1.4%
streetTRACKS Gold Trust* (Cost $2,840,676)	57,748	3,796,354

	Principal Amount ($)	Value ($)

US Treasury Obligations 0.7%
US Treasury Bill, 4.97% **, 4/19/2007 (b) (Cost $1,726,698)	1,731,000	1,726,698
Commodities Linked/Structured Notes 43.1%
AIG GSCI Structured Note, 144A, 5.17%, 3/12/2008 (c)	15,000,000	15,633,549
AIG-FP Structured Finance Ltd., GSCI Note, Leverage Factor 3X, 144A, 5.17%, 11/06/2007 (c)	17,370,990	17,897,980
Barclays GSCI Structured Note, 144A, 5.22%, 3/14/2008 (c)	15,000,000	15,664,770
Barclays GSCI Structured Note, 144A, 5.22%, 1/22/2008 (c)	25,000,000	28,976,550
Cargill GSCI Note, Leverage Factor 3X, 144A, 5.22%, 11/06/2007 (c)	33,191,000	34,107,307

Total Commodities Linked/Structured Notes (Cost $105,561,990)		112,280,156

	Shares	Value ($)

Cash Equivalents 3.8%
Cash Management QP Trust, 5.33% (d) (e) (Cost $9,845,739)	9,845,739	9,845,739

				% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 222,202,096)				96.9	252,277,950
Other Assets and Liabilities, Net				3.1	7,957,273

Net Assets				100.0	260,235,223

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*				Non-income producing security.
**				Annualized yield at time of purchase; not a coupon rate.
(a)				Securities with the same description are the same corporate entity but trade on different stock exchanges.
(b)				At March 31, 2007, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)

Security is linked to the Goldman Sachs Commodity Index (GSCI). The index is a composite of commodity sector returns, representing an unleveraged, long-only investment in commodities futures that is broadly diversified across the spectrum of commodities.

(d)				Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)				All or a portion of this security represents collateral held in connection with structured notes.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
GSCI: Goldman Sachs Commodity Index
As of March 31, 2007, open future contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)

Goldman Sachs Commodity Index	4/17/2007	86	9,621,617	10,070,600	448,983

At March 31, 2007, the DWS Commodity Securities Fund had the following sector diversification:

		As a % of
Sector	Market Value ($)	Common Stocks
Energy	61,678,266	49.5%
Materials	58,630,887	47.0%
Industrials	4,319,850	3.5%
Total Common Stocks	124,629,003	100.0%

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Commodity Securities Fund, a series of DWS Institutional Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	May 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Commodity Securities Fund, a series of DWS Institutional Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	May 23, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                   May 23, 2007